FUND
PORTFOLIOS.........3

FINANCIAL
INFORMATION
   INDEPENDENT
   PUBLIC
   ACCOUNTANTS'
   REPORT.........10

   FINANCIAL
   STATEMENTS.....11

   FINANCIAL
   HIGHLIGHTS.....13

   NOTES TO
   FINANCIAL
   STATEMENTS.....15

MORE ABOUT
THE COMPOSITE
GROUP.............18


                          MONEY MARKET FUNDS' BENEFITS
                          PROVE ATTRACTIVE TO INVESTORS

[PHOTO, WILLIAM PAPESH, PRESIDENT, COMPOSITE FUNDS]
     In 1996, many investors found Composite Cash Management Co. to be an attractive option for keeping a portion of their net worth where they could earn a solid return, avoid market uncertainties and maintain liquidity.
     Total assets of the portfolios rose 29% during the past 12 months - an increase of $59 million - and reached the highest level in several years.

WHAT WERE THE MAIN IMPACTS ON 1996 PERFORMANCE?
     In January 1996, the Federal Reserve cut its target for short-term interest rates from 5.50% to 5.25%. Shortly thereafter, the three-month treasury bill traded at yields significantly below this.
     The market - concerned about a possible recession - anticipated further cuts. However, these concerns proved to be unfounded as strong unemployment numbers led the three-month treasury bill to trade at yields above the targeted rate. Then, rates eased as the economy slowed and inflation remained in check. All through this, the Federal Reserve kept a steady hand on the tiller, holding the target for the short-term interest rate at 5.25%.
     As of December 31, 1996, the seven-day simple yield for Class A shares of the Money Market Portfolio was 4.87%, or 4.99% on a compounded annual basis.* The securities in this Portfolio had a weighted average maturity of 18 days.
     The Tax-Exempt Portfolio Class A shares produced a seven-day simple yield of 3.42%, or 3.48% on a compounded annual basis.* The weighted average maturity was 64 days.
     A portion of both portfolios' expenses were waived or reimbursed by the Fund's Adviser, Distributor, and Transfer Agent. Absent waivers and reimbursements, the Class A share seven-day simple yield at year end would have been 4.79% for the Money Market Portfolio and 3.29% for the Tax-Exempt Portfolio.

WHAT'S AHEAD?
     Looking ahead, we believe the current level of interest rates represents fair value. We feel those rates will continue to be restrained by five forces we expect are likely to limit growth and inflation. These include high levels of consumer debt, worldwide fiscal austerity, increased global competition, U.S. monetary policies targeting low inflation, and favorable demographic trends.
     Additionally, in the global marketplace the United States is a major competitor, thanks to intensive use of technologies, an efficient labor force, and comparatively less intrusive federal government than in most other countries. These factors have helped us achieve a stable economic environment, low unemployment and low interest rates.

WHAT ARE COMPOSITE'S KEY INVESTMENT STRATEGIES?
     Our primary objective for the portfolios is to preserve capital and maintain liquidity. In pursuit of this, we invest only in securities that have a top-tier ranking by a national rating agency.
     More importantly, we evaluate the credit quality of each investment and assign a more selective internal ranking that is intended to guard against worst-case scenarios. Within this framework, we seek to enhance shareholder returns by anticipating the general direction in interest rates and by using our credit research to take advantage of neglected issues we feel are attractive for the portfolios.

IMPORTANT CHANGES IN THE BOARD OF DIRECTORS
     An on-going strength of the Composite Group of Funds has been the counsel and leadership provided by members of our Board of Directors. After more than 21 years as a director and a source of valuable guidance, Edwin J. McWilliams retired from our Board in December 1996. We are deeply appreciative for all he has done for Composite.
     Elected to succeed Mr. McWilliams was Daniel L. Pavelich, chairman and CEO of BDO Seidman, the nation's seventh largest accounting firm. Mr. Pavelich has national and international perspectives, as well as an intimate knowledge of our Pacific Northwest region, having spent 27 years with Seidman in Spokane. He moved recently to the firm's headquarters in Chicago. We are pleased to have Dan join our Board.

YOUR CONFIDENCE IN COMPOSITE IS APPRECIATED
     In closing, I would like to express our gratitude to those of you who invest in our Composite money market portfolios. If you have longer-term investment goals, we invite you to speak with your investment representative about our other Composite funds.
     We appreciate your continued confidence and we will do our utmost to help support your financial goals.

/s/
WILLIAM G. PAPESH
PRESIDENT
--------------------------------------------------------------------------------
* ALL YIELD INFORMATION REPRESENTS PAST PERFORMANCE, WHICH CANNOT GUARANTEE FUTURE RESULTS. PRINCIPAL IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND YIELDS WILL FLUCTUATE DEPENDING ON MARKET CONDITIONS. THERE IS NO ASSURANCE THAT THE $1.00 PER SHARE NET ASSET VALUE (NAV) WILL BE MAINTAINED. CLASS B SHARES ARE AVAILABLE ONLY BY EXCHANGING B SHARES FROM OTHER COMPOSITE GROUP FUNDS AND ARE INTENDED AS TEMPORARY INVESTMENTS. THE CLASS B SHARES' SEVEN-DAY SIMPLE YIELD THROUGH DECEMBER 31, 1996, WAS 3.99% FOR THE MONEY MARKET PORTFOLIO AND 2.48% FOR THE TAX-EXEMPT PORTFOLIO AFTER EXPENSE REIMBURSEMENTS. THE ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES, MAY APPLY TO INCOME DISTRIBUTED BY THE TAX-EXEMPT PORTFOLIO.

COMPOSITE
CASH
MANAGEMENT
COMPANY

PORTFOLIO OF
INVESTMENTS
IN SECURITIES

DECEMBER 31,
1996

                             MONEY MARKET PORTFOLIO

  PRINCIPAL                                                                        MARKET
   AMOUNT                                                                          VALUE
-------------                                                                   -------------
                             SHORT-TERM INVESTMENTS
                            BANKERS ACCEPTANCES-4.34%
$ 5,000,000    Dai Ichi Kangyo Bank, Ltd. NY, 5.36%, due 01/15/1997...........  $ 4,989,578
  5,000,000    Sanwa Bank Limited, 5.34%, due 02/06/1997......................    4,973,300
                                                                                -------------
               TOTAL BANKERS ACCEPTANCES (cost $9,962,878)....................    9,962,878
                                                                                -------------
                     CERTIFICATES OF DEPOSIT - YANKEE-5.23%
  8,000,000    Industrial Bank of Japan NY, 5.48%, due 01/08/1997.............    8,000,022
  4,000,000    Sumitomo Bank, Ltd. NY, 5.66%, due 01/03/1997..................    4,000,029
                                                                                -------------
               TOTAL CERTIFICATES OF DEPOSIT - YANKEE (cost $12,000,051)......   12,000,051
                                                                                -------------
                        COMMERCIAL PAPER-DOMESTIC-72.41%
                                  AUTOS-12.18%
  8,000,000    Chrysler Financial Corporation, 5.30%, due 01/08/1997..........    7,991,756
  3,000,000    Ford Motor Credit Company, 5.31%, due 01/07/1997...............    2,997,350
  4,000,000    Ford Motor Credit Company, 5.31%, due 01/14/1997...............    3,992,330
  3,000,000    Ford Motor Credit Company, 5.50%, due 01/17/1997...............    2,992,667
  4,000,000    General Motors Acceptance Corporation, 5.51%, due 01/02/1997 ..    3,999,388
  6,000,000    General Motors Acceptance Corporation, 5.30%, due 01/21/1997 ..    5,982,333
                                                                                -------------
                                                                                 27,955,824
                                                                                -------------
                                 BANKING-4.79%
  3,000,000    Bank of New York, 5.32%, due 01/09/1997........................    2,996,453
  5,000,000    Bank of New York, 5.30%, due 01/10/1997........................    4,993,375
  3,000,000    Bankers Trust NY Corporation, 5.30%, due 01/16/1997............    2,993,375
                                                                                -------------
                                                                                 10,983,203
                                                                                -------------
                               BROKERAGE-16.96%
  9,000,000    CS First Boston, 5.33%, due 01/09/1997.........................    8,989,340
  5,000,000    Dean Witter Discover Company, 5.31%, due 01/15/1997............    4,989,675
  5,000,000    Dean Witter Discover Company, 5.31%, due 01/17/1997............    4,988,200
  5,000,000    Goldman Sachs Group, 5.42%, due 01/10/1997.....................    4,993,225
  5,000,000    Goldman Sachs Group, 5.45%, due 01/23/1997.....................    4,983,347
  5,000,000    Merrill Lynch and Company, 5.42%, due 01/13/1997...............    4,990,967
  5,000,000    Merrill Lynch and Company, 5.44%, due 01/21/1997...............    4,984,889
                                                                                -------------
                                                                                 38,919,643
                                                                                -------------
                                COMPUTERS-4.35%
  3,000,000    IBM Corporation, 5.30%, due 01/14/1997.........................    2,994,258
  3,000,000    IBM Corporation, 5.47%, due 01/16/1997.........................    2,993,163
  4,000,000    IBM Corporation, 5.31%, due 01/21/1997.........................    3,988,200
                                                                                -------------
                                                                                  9,975,621
                                                                                -------------

                             CONSUMER FINANCE-13.06%
  3,000,000    American Express Credit Corporation, 5.31%, due 01/06/1997.....    2,997,788
  8,000,000    American Express Credit Corporation, 5.31%, due 01/07/1997.....    7,992,920
  4,000,000    Beneficial Corporation, 5.31%, due 01/06/1997..................    3,997,050
  5,000,000    Beneficial Corporation, 5.32%, due 01/27/1997..................    4,980,789
  5,000,000    Household Finance Corporation, 5.55%, due 01/03/1997...........    4,998,458
  5,000,000    Household Finance Corporation, 5.31%, due 01/06/1997...........    4,996,313
                                                                                -------------
                                                                                 29,963,318
                                                                                -------------
                         DIVERSIFIED MANUFACTURING-4.35%
  3,000,000    General Electric Capital Corporation, 5.31%, due 01/08/1997 ...    2,996,902
  3,000,000    General Electric Capital Corporation, 5.45%, due 01/16/1997 ...    2,993,187
  4,000,000    General Electric Capital Corporation, 5.30%, due 01/17/1997 ...    3,990,578
                                                                                -------------
                                                                                  9,980,667
                                                                                -------------
                                INSURANCE-3.47%

  3,000,000    Prudential Funding Corporation, 5.40%, due 01/06/1997..........    2,997,750
  5,000,000    Prudential Funding Corporation, 5.55%, due 02/03/1997..........    4,974,562
                                                                                -------------
                                                                                  7,972,312
                                                                                -------------
                         MACHINERY - AGRICULTURAL-6.29%
  3,500,000    Caterpillar Financial Services Corporation, 5.53%, due 01/13/1997  3,493,548
  7,000,000    Caterpillar Financial Services Corporation, 5.37%, due 02/18/1997  6,949,880
  4,000,000    John Deere Capital Corporation, 5.40%, due 01/02/1997..........    3,999,400
                                                                                -------------
                                                                                 14,442,828
                                                                                -------------
                             OFFICE EQUIPMENT-4.35%
  5,000,000    Xerox Corporation, 5.35%, due 01/06/1997.......................    4,996,285
  5,000,000    Xerox Credit Corporation, 5.31%, due 01/13/1997................    4,991,150
                                                                                -------------
                                                                                  9,987,435
                                                                                -------------
                        RETAIL - DEPARTMENT STORES-2.61%
  3,000,000    Sears Roebuck Acceptance Corporation, 5.58%, due 01/09/1997 ...    2,996,280
  3,000,000    Sears Roebuck Acceptance Corporation, 5.60%, due 01/21/1997 ...    2,990,667
                                                                                -------------
                                                                                  5,986,947
                                                                                -------------
               TOTAL COMMERCIAL PAPER - DOMESTIC (cost $166,167,798)..........  166,167,798
                                                                                -------------
                        COMMERCIAL PAPER - FOREIGN-16.73%
                                 BANKING-10.00%
  5,000,000    Commerzbank US Finance, Inc., 5.32%, due 01/17/1997 ...........    4,988,178
  6,000,000    National Westminster Bank, 5.50%, due 01/16/1997...............    5,986,250
  4,000,000    Sumitomo Bank, Ltd. NY, 5.42%, due 01/21/1997..................    3,987,955
  3,000,000    Sumitomo Bank, Ltd. NY, 5.63%, due 02/13/1997..................    2,979,826
  5,000,000    Union Bank of Switzerland Finance (DE), Inc., 7.25%,
                 due 01/02/1997...............................................    4,998,993
                                                                                -------------
                                                                                 22,941,202
                                                                                -------------
                               ELECTRONICS-3.05%
  7,000,000    Sharp Electronics Corporation, 5.31%, due 01/10/1997...........    6,990,707
                                                                                -------------
                               REAL ESTATE-1.95%
  4,500,000    Towson Town Center (Direct Pay Letter of Credit,
                 Bank of Tokyo, Mitsubishi Ltd.), 5.45%, due 02/07/1997.......    4,474,794
                                                                                -------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.73%
  4,000,000    Toshiba America, Inc., 5.35%, due 01/30/1997...................    3,982,761
                                                                                -------------
               TOTAL COMMERCIAL PAPER - FOREIGN (cost $38,389,464)............   38,389,464
                                                                                -------------
                           REPURCHASE AGREEMENT-1.24%
  2,847,000    Repurchase agreement with Goldman Sachs, collateralized by a U.S. Treasury Note, in a joint trading account at 6.15%
                dated 12/31/1996, due 01/02/1997 with a maturity value of
                $2,847,973 (cost $2,847,000)..................................   2,847,000
                                                                                -------------
               TOTAL INVESTMENTS (cost $229,367,191).......................... 229,367,191
               Other assets ($3,776,674) less liabilities ($3,671,608)........     105,066
                                                                                -------------
               NET ASSETS.................................................... $229,472,257
                                                                               ==============
FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at December 31, 1996, for federal income tax and financial reporting purposes was $229,367,191.

See accompanying notes to financial statements.

                              TAX-EXEMPT PORTFOLIO
  PRINCIPAL                                                                       MARKET
   AMOUNT                                                                          VALUE
------------                                                                   ------------

                     STATE AND MUNICIPAL SECURITIES-98.09%
                                  BONDS-29.52%
$ 1,440,000    Bexar County, TX, Limited Tax General Obligation,
                 5.95%, due 06/15/1997........................................ $ 1,453,595
    500,000    Clark County, NV, Limited Tax General Obligation,
                 6.00%, due 06/01/1997........................................     504,480
  1,000,000    Colorado State Board of Agriculture (Colorado State
                 University), Revenue, 3.80%, due 03/01/1997..................   1,000,000
    200,000    East Williston, NY, Union Free School District Unlimited
                 Tax General Obligation, 6.625%, due 07/15/1997...............     203,175
    500,000    Intermountain Power Agency, Utah Power Supply Revenue
                 Bond, Series E, 3.75%, Put date 03/17/1997...................     500,000
    710,000    Las Vegas, NV, Limited Tax General Obligation,
                 4.50%, due 06/01/1997........................................     712,129
    200,000    New Jersey Educational Facilities Authority (Princeton
                 University) Revenue, Series A, 6.25%, due 07/01/1997.........     202,430
  1,000,000    Omaha, NE, Public Power District Electric Revenue,
                 Series B, 4.10%, due 02/01/1997..............................   1,000,366
    150,000    Pine Bluff, AR, Sewer Revenue, 6.50%, due 03/01/1997...........     153,674
    500,000    Purdue University Certificates of Participation - 1996,
                 3.75%, due 07/01/1997........................................     500,000
    450,000    Richardson, TX, Independent School District
                 General Obligation, 7.00%, due 05/15/1997....................     455,043
    850,000    Snohomish County, WA (Edmonds School District No. 15),
                 Unlimited Tax General Obligation, 3.80%, due 06/01/1997......     850,000
    200,000    Sparks, NV, Limited Tax General Obligation,
                 4.00%, due 09/01/1997........................................     200,447
  1,500,000    Tennessee State School Board (Higher Educational Facilities)
                 Revenue, Series B, 5.00%, due 05/01/1997.....................   1,505,544
    200,000    State of Washington Unlimited Tax General Obligation
                 AB-7, 8.25%, due 02/01/1997..................................     200,715
                                                                                ------------
                                                                                 9,441,598
                                                                                ------------
                             REFUNDED BONDS-11.76%
    300,000    District of Columbia, Series 1987-A, General Obligation,
                 7.60%, due 06/01/1997, Pre-refunded at 101.5.................     309,440
    500,000    Emerald, Peoples Utility District, OR, Revenue,
                 7.50%, due 11/01/1997, Pre-refunded at 100...................     515,831
    260,000    Lower Colorado River Authority, TX, Revenue,
                 5.875%, due 05/01/1997, Pre-refunded at 100..................     261,729
    210,000    Lower Colorado River Authority, TX, Revenue,
                 6.25%, due 05/01/1997, Pre-refunded at 100...................     211,649
    415,000    Lower Colorado River Authority, TX, Revenue,
                 6.375%, due 05/01/1997, Pre-refunded at 100..................     418,428
    400,000    Maricopa County, AZ, Community College District Revenue,
                 Junior Lien, 6.90%, due 07/15/1997, Pre-refunded at 101.5         412,944
    300,000    Multnomah County, OR, Certificates of Participation,
                 6.85%, due 07/15/1997 (Escrowed to maturity).................     304,870
    250,000    Pennsylvania Intergovernment Co-op Authority
                 Special Tax Revenue (City of Philadelphia Funding Program),
                 5.40%, due 06/15/1997, (Escrowed to maturity)................     251,930
    500,000    Portland, OR, Urban Renewal and Downtown Waterfront Tax
                 Allocation, Series H, 8.25%, due 12/01/1997, Pre-refunded at 100  520,660
    550,000    San Antonio, TX, Water Revenue, 5.25%, due 05/01/1997,
                 (Escrowed to maturity).......................................     552,453
                                                                                ------------
                                                                                 3,759,934
                                                                                ------------
                    VARIABLE RATE DEMAND OBLIGATIONS*-56.81%
    400,000    Alabama Special Care Facilities Financing Authority (Montgomery
                 Hospital Depreciable Assets), due 04/01/2015, 4.15%..........     400,000
    300,000    Arizona Health Facilities Authority Revenue
                 (Pooled Loan Program), due 10/01/2015, 4.15%.................     300,000
    500,000    Athens, AL, Industrial Development Board (Coilplus, Inc.
                 Project), Series 1984, due 09/01/1999, 4.30%.................     500,000
    300,000    Austin County, TX, Industrial Development Corporation
                 (Justin Industries, Inc. Project), due 12/01/2014, 4.10%.....     300,000
    500,000    Brazos River, TX, Pollution Control Refunding Revenue
                 (Monsanto Company Project), due 11/01/2000, 4.15%**..........     500,000
  1,500,000    Chicago O'Hare International Airport General Airport
                 Second Lien Revenue, Series B, due 01/01/2015, 4.15%.........   1,500,000
  1,100,000    Delaware Economic Development Authority Gas Facilities
                 Refunding Revenue (Delmarva Power Project), Series C,
                 due 10/01/2028, 4.15%**......................................   1,100,000
    500,000    Florida Housing Finance Authority, Multifamily Housing
                 (Village Place), due 11/01/2007, 4.15%.......................     500,000
    400,000    Florida Housing Finance Authority, Multifamily Housing
                 (Oak Mill), due 11/01/2007, 4.15%............................     400,000
    400,000    Greensboro, NC, Public Improvement, Series B,
                 due 04/01/2010, 4.05%........................................     400,000
  1,400,000    Hawaii State Housing Finance & Development Corporation
                 (Rental Housing System), Series A, due 07/01/2025, 4.20%.....   1,400,000
    400,000    Illinois Health Facility (Bensenville Home Society),
                 Series A, due 02/15/2019, 4.10%..............................     400,000
    900,000    Illinois Health Facility (Hospital Sisters Services),
                 Series E, due 12/01/2014, 12/01/2015, 4.15%..................     900,000
  1,100,000    Jackson/Union County, IL, Port District Port Facilities Revenue
                 Bond (Enron Transportation Service), due 04/01/2024, 4.15%**    1,100,000
    700,000    Lower Neches Valley Authority, TX, (Neches River Treatment
                 Project), due 02/01/2004 (Guaranteed by Mobil Corp.), 4.15%**     700,000
    300,000    Metro Government Nashville/Davidson County, TN,
                 Airport Authority Special Facilities Revenue Bond (American
                 Airlines Project), Series A, due 10/01/2012, 4.95%...........     300,000
    600,000    Metro Government Nashville/Davidson County, TN, Health and
                 Educational Facilities Board Revenue (Hospital Depreciable
                 Assets), Series A, due 06/01/2015, 4.15%.....................     600,000
    300,000    Metro Government Nashville/Davidson County, TN, Industrial
                 Development Multifamily Housing Revenue (Chimneytop II),
                 due 09/01/2006, 4.15%........................................     300,000
    300,000    Michigan Job Development Authority Revenue
                 (East Lansing Residence), due 12/01/2014, 3.90%..............     300,000
    200,000    Michigan Job Development Authority Revenue
                 (Kentwood Residence), due 11/01/2014, 3.90%..................     200,000
    600,000    Michigan Hospital Finance Authority (Equipment Loan Program),
                 due 12/01/2023, 4.15%........................................     600,000
    400,000    Michigan Hospital Finance Authority (Equipment Loan
                 Program), Series A, due 12/01/2023, 4.15%....................     400,000
    500,000    Oregon State Veteran's Welfare Unlimited Tax General
                 Obligation, Series 73E, due 12/01/2016, 4.05%................     500,000
  1,000,000    Richland, WA, Golf Enterprise Revenue, due 12/01/2021, 4.30% ..   1,000,000
  1,465,000    Seattle, WA, Housing Authority Low Income Housing
                 Assistance Revenue (Bayview Manor Project), Series B,
                 due 05/01/2019, 4.20%........................................   1,465,000
    600,000    Seattle, WA, Municipal Power and Light Revenue,
                 due 11/01/2018, 4.15%........................................     600,000
    500,000    Washington County, PA, Lease Revenue, Higher Education
                 (Pooled Equipment Lease) Series 1985-A, due 11/01/2005, 4.15%     500,000
    500,000    Wisconsin Health and Educational Facilities Authority (SSM Health
                 Care Project), Series A, Revenue, due 06/01/2006, 4.15%......     500,000
    500,000    Wood Dale, IL, Industrial Development Revenue Bond (Nippon
                 Express USA, Inc. Project), due 06/01/2000, 4.30%............     500,000
                                                                                ------------
                                                                                18,165,000
                                                                                ------------
               TOTAL STATE AND MUNICIPAL SECURITIES (cost $31,366,532)........  31,366,532
                                                                                ------------
                             OTHER INVESTMENT-0.42%
     135,500   Nuveen Tax Exempt Money Market Fund, 3.67% (cost $135,500).....     135,500
                                                                                ------------
               TOTAL INVESTMENTS (cost $31,502,032)...........................  31,502,032
               Other assets ($662,585) less liabilities ($188,475)............     474,110
                                                                                ------------
               NET ASSETS..................................................... $31,976,142
                                                                                ============
**Variable  Rate  Demand  Obligations  are  payable on demand and are secured by letters of credit, liquidity agreements,  and other credit support. The interest rate,  which is subject to change  periodically,  is based on an index of market interest rates.
**Obligations of various corporations which are not supported by other third party credit agreements.

FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at December 31, 1996, for federal income tax and financial reporting purposes was $31,502,032.

See accompanying notes to financial statements.


COMPOSITE
CASH
MANAGEMENT
COMPANY


FINANCIAL
INFORMATION
DECEMBER 31,
1996

                     INDEPENDENT PUBLIC ACCOUNTANTS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
COMPOSITE CASH MANAGEMENT COMPANY

     We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Composite Cash Management Company (comprising, respectively, the Money Market and Tax-Exempt Portfolios) as of December 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for each of the five years in the period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirming securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Composite Cash Management Company as of December 31, 1996, and the results of their operations, the changes in their net assets, and their financial highlights for the above-stated periods in conformity with generally accepted accounting principles.

LEMASTER & DANIELS PLLC
CERTIFIED PUBLIC ACCOUNTANTS
SPOKANE, WASHINGTON
JANUARY 24, 1997

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                DECEMBER 31, 1996

                                       MONEY MARKET       TAX-EXEMPT
                                        PORTFOLIO         PORTFOLIO
                                      -------------     -------------
ASSETS
Investments at value (identi-
fied cost $229,367,191, and
  $31,502,032, respectively)          $229,367,191       $31,502,032
Cash..............................         311,133           110,951
Prepaid expense...................          26,114             9,662
Receivable for:
  Sale of Fund's shares...........       3,315,323           321,899
  Interest........................         124,104           220,073
                                      -------------      ------------
Total assets......................     233,143,865        32,164,617
                                      -------------      ------------
Liabilities
Payable for:
  Repurchase of Fund's shares            3,569,969           176,549
  Accrued expenses and
   other payables.................         101,639            11,926
                                      -------------      ------------
Total liabilities.................       3,671,608           188,475
                                      -------------      ------------
NET ASSETS........................    $229,472,257       $31,976,142
                                      =============      ============
COMPOSITION OF
NET ASSETS
Capital Stock, at par.............        $ 22,947           $ 3,198
Additional paid-in capital........     229,449,310        31,972,944
                                      -------------      ------------
                                      $229,472,257       $31,976,142
                                      =============      ============
SHARES OUTSTANDING ...............     229,472,257        31,976,142
                                      =============      ============
CLASS A SHARES:
  Net asset value, offering
    price, and redemption
    price per share (net assets
    of $229,355,308 and
    $31,973,937, respectively, for
    229,355,308 and 31,973,937
    shares outstanding,
    respectively)..................          $1.00             $1.00
                                       ============      ============
CLASS B SHARES:
  Net asset value, offering
    price, and redemption
    price per share (net assets
    of $116,949 and $2,205,
    respectively, for 116,949
    and 2,205 shares outstanding,
    respectively)..........                 $1.00              $1.00
                                       ============      ============
See accompanying notes to financial statements.

                                   STATEMENTS
                                  OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                MONEY MARKET    TAX-EXEMPT
                                 PORTFOLIO      PORTFOLIO
                                ------------   ------------
INVESTMENT INCOME
  Interest income.............  $11,252,565     $1,120,029
                                ------------   ------------
Expenses:
  Management fees.............      916,867        139,482
  Distribution expenses -
    Class A...................       20,720              -
    Class B...................        1,270             16
Shareholder servicing -
    Class A...................      410,863         26,696
    Class B...................          215             40
Postage, printing and
    office expense............      206,941         17,859
  Registration and filing fees      144,585         16,782
  Custodial fees..............       88,938         13,193
  Directors' fees.............        7,390          7,390
  Auditing and legal fees.....        8,228          4,973
  Insurance...................        4,271          1,323
  Expense reimbursement.......     (202,612)       (47,274)
                                -------------  ------------
Total expenses................    1,607,676        180,480
Fees paid indirectly..........      (66,693)        (7,409)
                                -------------  ------------
Net expenses..................    1,540,983        173,071
                                -------------  ------------
Net investment income.........    9,711,582        946,958
                                -------------  ------------
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS...............  $ 9,711,582      $ 946,958
                                =============  ============
See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                MONEY MARKET               TAX-EXEMPT
                                                                 PORTFOLIO                 PORTFOLIO
                                                         -------------------------   ------------------------
                                                          YEARS ENDED DECEMBER 31,   YEARS ENDED DECEMBER 31,

                                                             1996         1995          1996         1995
                                                         ------------  -----------   ----------  ------------
OPERATIONS
Net investment income .................................  $ 9,711,582   $ 7,553,304   $ 946,958   $ 1,035,200

Net realized gain on investments.......................            -         9,864           -       165,507
                                                         ------------  ------------  ----------  -------------
Net increase in net assets resulting from operations...    9,711,582     7,563,168     946,958     1,200,707

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
  Class A..............................................   (9,706,992)   (7,550,363)   (946,927)   (1,035,177)
  Class B..............................................       (4,590)       (2,941)        (31)          (23)
Distributions from net capital gains from investment transactions:
  Class A..............................................            -        (9,858)          -      (165,501)
  Class B..............................................            -            (6)          -            (6)

NET CAPITAL SHARE TRANSACTIONS
  Class A..............................................   58,129,940    45,574,783     986,131    (2,624,310)
  Class B..............................................       42,492        63,601       1,172             6
                                                         ------------  ------------ ------------ -------------
Total increase (decrease) in net assets................   58,172,432    45,638,384     987,303    (2,624,304)

NET ASSETS
Beginning of the year..................................  171,299,825   125,661,441  30,988,839    33,613,143
                                                         ------------  ------------ ------------ -------------
End of the year........................................ $229,472,257  $171,299,825 $31,976,142   $30,988,839
                                                         ============  ============ ============ =============
See accompanying notes to financial statements.

                                                         FINANCIAL HIGHLIGHTS
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
MONEY MARKET PORTFOLIO

Class A

                                                                       Years Ended December 31,
                                                              1996      1995     1994      1993     1992
                                                            --------  -------- --------  -------- ---------
NET ASSET VALUE, BEGINNING OF YEAR ......................   $1.0000   $1.0000  $1.0000   $1.0000   $1.0000
                                                            --------  -------- --------  -------- ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................................    0.0476    0.0519   0.0341    0.0238    0.0302
                                                            --------  -------- --------  -------- ---------
    Total From Investment Operations.....................    0.0476    0.0519   0.0341    0.0238    0.0302
                                                            --------  -------- --------  -------- ---------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0476)  (0.0519) (0.0341)  (0.0238)  (0.0302)
                                                            --------  -------- --------  -------- ---------
    Total Distributions..................................   (0.0476)  (0.0519) (0.0341)  (0.0238)  (0.0302)
                                                            --------  -------- --------  -------- ---------
NET ASSET VALUE, END OF YEAR ............................   $1.0000   $1.0000  $1.0000   $1.0000   $1.0000
                                                            ========  ======== ========  ======== =========
TOTAL RETURN ............................................     4.88%     5.33%    3.47%     2.41%     3.07%
Ratios/Supplemental Data

  Net Assets, End of Year ($1,000's).....................   $229,355  $171,225 $125,651  $135,187  $141,193
  Ratio of Expenses to Average Net Assets(1) ............     0.79%     0.92%    0.95%     0.97%     0.88%
  Ratio of Net Income to Average Net Assets..............     4.77%     5.19%    3.39%     2.38%     3.04%


Class B                                                        Years Ended     May 2 to
                                                               December 31,    Dec. 31,
                                                              1996      1995    1994(2)
                                                            -------   -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $1.0000   $1.0000  $1.0000
                                                            -------   -------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................................    0.0384    0.0421   0.0184
                                                            -------   -------  --------
    Total From Investment Operations.....................    0.0384    0.0421   0.0184
                                                            -------   -------  --------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0384) (0.0421)  (0.0184)
                                                            -------   -------  --------
    Total Distributions..................................   (0.0384) (0.0421)  (0.0184)
                                                            -------   -------  --------
NET ASSET VALUE, END OF PERIOD ..........................   $1.0000   $1.0000  $1.0000
                                                            =======   =======  ========
TOTAL RETURN ............................................     3.91%     4.30%   2.78%(3)

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($1,000's)...................      $117       $74      $11
  Ratio of Expenses to Average Net Assets(1) ............     1.69%     1.94%   1.93%(3)
  Ratio of Net Income to Average Net Assets..............     3.87%     4.19%   3.29%(3)

(1)  Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. The ratios before voluntary waiver of certain fees incurred by the portfolio and expense reimbursements for Class A shares were .89% in 1996, 1.04% in
     1995, 1.04% in 1994, and 1.03% in 1993; for Class B shares, the ratios were 1.90% in 1996, 2.10% in 1995 and 2.62% in 1994.
(2)  From the commencement of offering Class B Shares.
(3)  Annualized.

                                                   FINANCIAL HIGHLIGHTS (CONTINUED)
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
TAX-EXEMPT PORTFOLIO

Class A

                                                                        YEARS ENDED DECEMBER 31,
                                                              1996      1995      1994      1993     1992
                                                           --------- --------- --------  --------- --------
NET ASSET VALUE, BEGINNING OF YEAR ......................   $1.0000   $1.0000  $1.0000   $1.0000   $1.0000
                                                           --------- --------- --------  --------- --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................................    0.0301    0.0339   0.0235    0.0203    0.0238
                                                           --------- --------- --------  --------- --------
  Net Gains or (Losses) on Securities
   (both realized and unrealized)........................         -    0.0054        -         -        -
                                                           --------- --------- --------  --------- --------
    Total From Investment Operations.....................    0.0301    0.0393   0.0235    0.0203    0.0238
                                                           --------- --------- --------  --------- --------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0301) (0.0339)  (0.0235)  (0.0203)  (0.0238)
  Distributions (from capital gains).....................         -  (0.0054)        -         -        -
                                                           --------- --------- --------  --------- --------
    Total Distributions..................................   (0.0301) (0.0393)  (0.0235)  (0.0203)  (0.0238)
                                                           --------- --------- --------  --------- --------
NET ASSET VALUE, END OF YEAR ............................   $1.0000   $1.0000  $1.0000   $1.0000   $1.0000
                                                           ========= ========= ========  ========= ========
TOTAL RETURN.............................................     3.05%     4.01%    2.37%     2.06%     2.41%

Ratios/Supplemental Data
  Net Assets, End of Year ($1,000's).....................   $31,974   $30,988  $33,612   $34,513   $32,425
  Ratio of Expenses to Average Net Assets(1) ............     0.57%     0.61%    0.60%     0.50%     0.57%
  Ratio of Net Income to Average Net Assets..............     3.01%     3.39%    2.33%     2.03%     2.36%

 Class B                                                       Years Ended     May 2 to
                                                               December 31,    Dec. 31,
                                                              1996      1995    1994(2)
                                                            -------   -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $1.0000   $1.0000  $1.0000
                                                            -------   -------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................................    0.0199    0.0226   0.0097
  Net Gains or (Losses) on Securities
   (both realized and unrealized)........................         -    0.0054        -
                                                            -------   -------  --------
    Total From Investment Operations.....................    0.0199    0.0280   0.0097
                                                            -------   -------  --------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0199) (0.0226)  (0.0097)
  Distributions (from capital gains).....................         -  (0.0054)        -
                                                            -------   -------  --------
    Total Distributions..................................   (0.0199) (0.0280)  (0.0097)
                                                            -------   -------  --------
NET ASSET VALUE, END OF PERIOD ..........................   $1.0000   $1.0000  $1.0000
                                                            =======   =======  ========
TOTAL RETURN ............................................      2.01%     2.83%   1.45%(3)

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($1,000's)...................        $2        $1       $1
  Ratio of Expenses to Average Net Assets(1) ............      1.53%     1.73%   1.66%(3)
  Ratio of Net Income to Average Net Assets..............      1.99%     2.12%   1.38%(3)

(1)  Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. Portions of the expenses were voluntarily waived and reimbursed by the Adviser, Transfer Agent and Distributor. The ratios before such waivers and expense reimbursements for Class A shares were .72% for 1996, .81% for 1995, .76% in 1994, and .77% in 1993; for Class B
     shares, the ratios were 4.22% in 1996, 3.66% in 1995 and 3.61% in 1994.
(2)  From the commencement of offering Class B Shares.
(3)  Annualized.

                 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996

NOTE 1 - ACCOUNTING POLICIES
     Composite Cash Management Company (the "Company"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of taxable and tax-exempt money market portfolios, each designed to meet different investment objectives.
     The Company offers both Class A and Class B shares. The two classes of shares differ in their respective shareholder servicing fees, distribution and service fees, and sales charges. All shareholders bear common expenses of the Company pro rata, based on value of settled shares outstanding, without distinction between share class. Dividends are declared separately for each class. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution expenses and shareholder servicing fees.
     Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by the Company in the preparation of its financial statements.

     a. Investment securities are valued at cost as adjusted for amortization of premiums and discounts where applicable. The Board of Directors regularly and routinely monitors amortized cost assigned to these securities to insure that carrying value approximates market value.
     b. The Money Market Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
     c. The Company distributes its net interest income daily plus or minus any realized gains or losses, if applicable. Net interest income equals return on the investment portfolio less expenses including management fees.
     d. Interest income is determined on the basis of interest accrued and discounts earned and is computed daily.
     e. Security transactions are accounted for on the trade date (execution date of the order to buy or sell). The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes.
     f. The Company complies with requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its income and realized capital gains so that no provision for federal income or excise tax is required. Income dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the year ended December 31, 1996, the Tax-Exempt Portfolio did not distribute income subject to the alternative minimum tax.
     g. Custodial fees have been increased by $66,693 and $7,409 for the Money Market and Tax-Exempt Portfolios, respectively. Such amounts relate to "expense offset arrangements." The Company could have otherwise employed the assets to produce income if it had not entered into such arrangements. In accordance with regulations, such amounts are added to custodial fees actually incurred to arrive at gross custodial fees and then reflected as a deduction, "fees paid indirectly" to derive net expenses. There were no "expense offset arrangements" other than custodial fees.
     h. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
     The amounts of fees and expenses described below are shown on each Fund's statement of operations. Composite Research & Management Co. (the "Adviser") manages each Portfolio; Murphey Favre, Inc. (the "Distributor"), is the principal underwriter; and Murphey Favre Securities Services, Inc. (The "Transfer Agent"), is the transfer and shareholder servicing agent. All are affiliates of Washington Mutual Bank and Washington Mutual fsb and subsidiaries of Washington Mutual, Inc.
     Management fees were paid by the Company to the Adviser. Management fees are equal to an annual rate of .45% of each fund's average daily net assets of the first $1 billion and .40% on assets in excess of $1 billion.
     Under terms of the management agreement, the Adviser will reimburse the Company should any portfolio's expenses (excluding taxes, interest, portfolio brokerage, and Class B shares distribution service fees, but including the management fee) exceed in any fiscal year 1.50% of the average daily net assets up to $30 million, and 1% of such net assets over $30 million. No such reimbursement was required during the year ended December 31, 1996.
     Directors' fees and expenses were paid directly to directors having no affiliation with the Company other than in their capacity as directors. Other officers and directors received no compensation from the Company.
     Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fees are $1.55 and $1.65 per Class A and Class B shareholder accounts, respectively. The Transfer Agent is currently waiving the shareholder servicing fee on Class B shareholder accounts. Additionally, for all shareholder accounts with balances below $1,000, the Transfer Agent has waived shareholder servicing fees. For the year ended December 31, 1996, the total shareholder servicing fees waived were $137,904 and $1,628 for the Money Market and Tax-Exempt Portfolios, respectively.
     Distribution expenses were paid to the Distributor, in accordance with separate Distribution Plans for Class A and Class B. The Company's Board of Directors adopted the Plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Class A Distribution Plan provides that the Company will reimburse MFI up to 0.15% of the average daily net assets attributable to Class A shares annually for a portion of its expenses incurred in distributing the Company's Class A shares, including payments to brokers. The Class B Distribution Plan provides that the Company will pay the Distributor a distribution fee, equal to 0.75% annually, and a service fee of 0.25% of the Company's average daily net assets attributable to Class B shares.
     For the year ended December 31, 1996, the Distributor received contingent deferred sales charges of $5,275 from the Money Market Portfolio upon redemption of Class B shares as reimbursement for sales commissions advanced by the Distributor at the time of such sales.
     For non-IRA shareholder accounts with balances below $1,000 and IRA shareholder accounts with balances below $500, the Distributor has agreed to reimburse the Company for printing and postage costs. For the year ended December 31, 1996, the Money Market and Tax-Exempt Portfolios were reimbursed a total of $64,708 and $859, respectively.
     The Adviser, Transfer Agent, and Distributor have jointly agreed to equally reimburse the Tax-Exempt Portfolio for a portion of expenses incurred. For the year ended December 31, 1996, the Tax-Exempt Portfolio was reimbursed a total of $44,787.

NOTE 3 - CAPITAL STOCK
Money Market Portfolio:

Capital stock authorized ............  5,000,000,000

Designated as:
  Class A............................  3,000,000,000
  Class B............................  2,000,000,000
Par value per share..................        $0.0001

Note 3 - Capital Stock (continued)

                                                                   CLASS A                   CLASS B
                                                         --------------------------  ------------------------
                                                           YEARS ENDED DECEMBER 31,  YEARS ENDED DECEMBER 31,
                                                         --------------------------  ------------------------
                                                              1996         1995          1996        1995
                                                         ------------ -------------  ------------ -----------
SHARES
Sold....................................................  600,191,639  468,926,898      429,250    157,286
Issued for reinvestment of dividends and capital gains..    9,585,807    7,464,213        4,519      2,616
                                                         ------------ -------------  ------------ -----------
                                                          609,777,446  476,391,111      433,769    159,902
Reacquired.............................................. (551,647,506)(430,816,328)    (391,277)   (96,301)
                                                         ------------ -------------  ------------ -----------
Net increase............................................   58,129,940   45,574,783       42,492     63,601
                                                         ============ =============  ============ ===========

TAX-EXEMPT PORTFOLIO
Capital stock authorized ............ 5,000,000,000

Designated as:

  Class A............................ 3,000,000,000
  Class B............................ 2,000,000,000
Par value per share..................       $0.0001

                                                                    CLASS A                  CLASS B
                                                          ------------------------- ------------------------
                                                           YEARS ENDED DECEMBER 31, YEARS ENDED DECEMBER 31,
                                                          ------------------------- ------------------------
                                                              1996         1995          1996        1995
                                                          ------------ ------------ ------------- ----------
SHARES
Sold....................................................   54,027,014   53,063,893       2,901        0
Issued for reinvestment of dividends and capital gains..      939,901    1,193,764           8       19
                                                          ------------ ------------ ------------- ----------
                                                           54,966,915   54,257,657       2,909       19
Reacquired..............................................  (53,980,784) (56,881,967)     (1,737)     (13)
                                                          ------------ ------------ ------------- ----------
Net increase (decrease).................................      986,131   (2,624,310)      1,172        6
                                                          ============ ============ ============= ==========

A FAMILY OF
FUNDS TO MEET
MOST ANY NEED

                         MORE ABOUT THE COMPOSITE GROUP
                              A RANGE OF INVESTING
                              OPPORTUNITIES FOR YOU
     The Composite Group offers you six additional portfolios, with such varied groupings as value-oriented common stocks, income-producing government and corporate bonds and tax-exempt municipal obligations. An investment in one or more of these funds makes it possible for you to match your objectives with sensible investment opportunities.

COMPOSITE BOND & STOCK FUND
     This Fund is managed to provide the potential for steady income, conservation of principal, and long-term growth of income and principal. Investments are made in bonds, preferred and common stocks, and convertible bonds.

COMPOSITE GROWTH & INCOME FUND
     Long-term capital growth is the focus for this Fund. Current income is a secondary consideration. The Fund invests principally in high-quality common stocks which, in our opinion, are undervalued.

COMPOSITE NORTHWEST FUND
     The Northwest Fund seeks long-term growth of capital by investing in common stocks of companies located or doing business in Washington, Oregon, Idaho, Montana and Alaska.

COMPOSITE U.S. GOVERNMENT SECURITIES
     Securities for this Fund are selected for their ability to provide a high level of current income, consistent with safety and liquidity. Investments are made in obligations issued or guaranteed by the U.S. government. The Fund also invests in repurchase agreements and collateralized mortgage obligations secured by those types of obligations. Individual fund shares are not guaranteed by the U.S. government, and share values will fluctuate.

COMPOSITE INCOME FUND
     The objective of this Fund is to provide a high level of current income that is consistent with protection of shareholders' capital. It does this through careful investment in a diversified pool of debt securities.

COMPOSITE TAX-EXEMPT BOND FUND
     Current income, free from federal income tax, is targeted for this Fund. Investments are made in high-quality municipal bonds that have received one of the four highest ratings from Standard & Poor's Corporation or Moody's Investor Service, Inc. In some tax situations, the alternative minimum tax and/or state and local taxes may apply.

HELPFUL FEATURES OFFERED
BY THE COMPOSITE GROUP

*  Distinct portfolios to fit your objectives
*  Diversification within portfolios
*  Highly experienced professional management
*  Ease of exchange from one fund to another
*  Most funds appropriate for IRAs
*  Automatic reinvestment of earnings
*  Systematic investment programs
*  Convenient monthly payments of principal and interest
   (Continued withdrawals in excess of income, of course, will eventually exhaust principal.)

WE'RE HERE TO HELP
   We encourage you to visit with your investment representative when you have questions about your investments or a new goal you have in mind.
   But you also may call Composite Customer Service toll-free at 1-800-543-8072, Monday through Friday, 7:00 a.m. - 6:00 p.m., Pacific time.
     Or, if you prefer, you can have virtual 24-hour access to account information by calling the Composite INFO-LINE at 1-800-662-3533 on your touch-tone telephone. Readily available information includes such data as account balances, fund prices, and last-transaction details. When calling, please be sure to have your account number and personal identification number (the last four digits of your Social Security or tax ID number) handy. Both are listed on your statement.
     When calling INFO-LINE, please respond to the recorded prompt messages by pressing the appropriate numbers on your touch-tone phone.
     For more information on any of the Composite Group funds, including charges and expenses, write or call for a free prospectus. Please read it carefully before you invest or send money.

                    For further information, please contact:

                                  FUND OFFICES
                            Composite Group of Funds
                          601 W. Main Avenue, Suite 801
                             Spokane, WA 99201-0613
                              Phone: (509) 353-3550
                            Toll free: (800) 543-8072

                                     ADVISER
                       Composite Research & Management Co.
              1201 Third Avenue, Suite 1400 Seattle, WA 98101-3015

                                   DISTRIBUTOR
                               Murphey Favre, Inc.
               1201 Third Avenue, Suite 780 Seattle, WA 98101-3015

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                  127 W. 10th Street Kansas City, MO 64105-1716

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             LeMaster & Daniels PLLC
            601 W. Riverside Avenue, Suite 800 Spokane, WA 99201-0614

                                     COUNSEL
                   Paine, Hamblen, Coffin, Brooke & Miller LLP
            717 W. Sprague Avenue, Suite 1200 Spokane, WA 99204-0464

                                    OFFICERS
                                   President
                               William G. Papesh
                            Executive Vice President
                               Kerry K. Killinger
                                Vice Presidents
                                Gene G. Branson
                              Douglas D. Springer
                           Vice President & Treasurer
                                Monte D. Calvin
                                   Secretary
                                  John T. West

                               Board of Directors
                                     Members
                             Wayne L. Attwood, M.D.
                                Kristianne Blake
                                 Anne V. Farrell
                                Michael K. Murphy
                                William G. Papesh
                               Daniel L. Pavelich
                                   Jay Rockey
                                Leland J. Sahlin
                                Richard C. Yancey

            This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or
                     accompanied by an effective prospectus.